EMBEDDED DERIVATIVE ASSET (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMBEDDED DERIVATIVE ASSET.
Embedded derivative asset - Beginning of period	$ 13,074	$ 15,160
Portion of embedded derivative asset settled	235	0
Fair value adjustment	9,459	(21,728)
Amendment to Wheaton Silver Purchase Agreement		19,642
Embedded derivative asset - End of period	22,768	13,074
Less: current embedded derivative asset	2,752	0
Non-current embedded derivative asset	$ 20,016	$ 13,074